Redeemable and Convertible Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Mezzanine Equity Activities

The activities of Series A Preferred Shares included in mezzanine equity for the years ended December 31, 2020 and 2021 are as follows:

(In thousands)	Series A Preferred Shares
Balance as of December 31, 2019	22,977
Accretion	1,293
Conversion and redesignation of Preferred Shares	(24,270)
Balance as of December 31,2020 and 2021	—